Risk Management (Details) - Schedule of sensitivities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
7.5% [Member]
Risk Management (Details) - Schedule of sensitivities [Line Items]
Gross Loss Sensitivity Factor	7.50%	7.50%
Impact of increase on gross outstanding claims	$ 36,919	$ 30,979
Impact of decrease on gross outstanding claims	(36,919)	(30,979)
Impact of increase on net outstanding claims	22,859	18,541
Impact of decrease on net outstanding claims	(22,857)	(18,539)
Impact of increase on profit before tax	(22,859)	(18,541)
Impact of decrease on profit before tax	$ 22,857	$ 18,539
5.0% [Member]
Risk Management (Details) - Schedule of sensitivities [Line Items]
Gross Loss Sensitivity Factor	5.00%	5.00%
Impact of increase on gross outstanding claims	$ 24,613	$ 20,653
Impact of decrease on gross outstanding claims	(24,613)	(20,653)
Impact of increase on net outstanding claims	15,240	12,362
Impact of decrease on net outstanding claims	(15,237)	(12,359)
Impact of increase on profit before tax	(15,240)	(12,362)
Impact of decrease on profit before tax	$ 15,237	$ 12,359